INCOME TAX (Details) - USD ($)	Jun. 30, 2020	May 29, 2020	May 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Valuation allowance	$ (94,200,000)			$ (256,517,000)	$ (231,908,000)
Deferred tax asset, net of allowance	$ 94,200,000	$ 247,900,000	$ 267,800,000	256,500,000	0
Mudrick Capital Acquisition Corporation [Member]
Deferred tax asset
Organizational costs/Startup expenses				227,930	86,012
Total deferred tax assets				227,930	86,012
Valuation allowance				(227,930)	(86,012)
Deferred tax asset, net of allowance				$ 0	$ 0